Expense Example, No Redemption	Eaton Vance Atlanta Capital Focused Growth Fund Class A 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class A 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class C 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class I 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class A 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class C 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class I 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class R6 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 10 Years
USD ($)	625	836	1,064	1,718	181	560	964	1,897	80	249	433	966	75	233	406	906	625	839	1,069	1,729	182	563	970	1,908	81	252	439	978	76	237	411	918	635	868	1,120	1,838	192	594	1,021	2,016	90	281	488	1,084	142	440	761	1,669	84	262	455	1,014